Note 16 - Prepayments - Schedule of Prepayments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Other prepayments	$ 177	$ 265
Current prepayments and other current assets	5,287	2,538
South African operations [member]
Statement Line Items [Line Items]
Suppliers	681	527
Zimbabwean operations [member] | Currency, USD [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Suppliers	1,482	808
Zimbabwean operations [member] | Currency, Zimbabwe Gold (ZiG) [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Suppliers	2,947	0
Zimbabwean operations [member] | Currency, Zimbabwe RTGS [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Suppliers	$ 0	$ 938